Long-term Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Long-term investments
Balance at the beginning of the year	$ 452,337	$ 399,933	$ 294,679
Investments made/transfers from prepayments	232,134	54,083	152,091
Income (loss) from equity method investments	57	1,030	(130)
Disposal of investments	(1,623)		(11,010)
Dividend received from equity method investment	(657)	(267)
Impairment on investments	(23,557)	(4,747)	(31,586)
Unrealized loss	2,800	(995)	(2,557)
Fair value change through earnings (including adjustment of subsequent price changes)	40,074
Currency translation adjustment	(4,179)	3,300	(1,554)
Balance at the end of year	694,586	452,337	399,933
Total carrying value of the equity securities
Initial cost basis	555,153
Upward adjustments	42,877
Impairment	(23,557)
Foreign currency translation	(3,854)
Total carrying value at the end of the period	570,619
Gain on investment	$ 42,900
Number of investment fund | item	2
Impairment charge	$ 23,600
Carrying amount and fair value of the marketable security
Cost Basis		5,274
Gross Unrealized Losses		(995)
Fair value		4,279
Cost Basis	5,274
Gross Unrealized Losses	(3,798)
Fair Value	1,476
Investment related impairment	24,074	4,747	40,161
Write-offs of prepayments	500		3,800
Private high tech companies
Long-term investments
Investments made/transfers from prepayments	134,800
Limited partnerships
Long-term investments
Investments made/transfers from prepayments	97,300
Investing fund one
Long-term investments
Investments made/transfers from prepayments	48,000
Investing fund two
Long-term investments
Investments made/transfers from prepayments	45,000
One marketable security
Carrying amount and fair value of the marketable security
Cost Basis		5,274
Gross Unrealized Losses		(995)
Fair value		4,279
Cost Basis	5,274
Gross Unrealized Losses	(3,798)
Fair Value	1,476
Online-to-offline business
Long-term investments
Impairment on investments			(19,000)
Employment-oriented social company
Long-term investments
Impairment on investments			(10,500)
Online-reading business
Carrying amount and fair value of the marketable security
Investment related impairment	11,900
A Company operating in game business
Carrying amount and fair value of the marketable security
Investment related impairment	9,700
Cost Method /Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	420,356	390,330	281,707
Investments made/transfers from prepayments	134,797	31,776	147,767
Disposal of investments			(6,010)
Impairment on investments	(23,557)	(4,747)	(31,586)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877
Currency translation adjustment	(3,854)	2,997	(1,548)
Balance at the end of year	570,619	420,356	390,330
Equity Method
Long-term investments
Balance at the beginning of the year	27,702	4,329	141
Investments made/transfers from prepayments	97,337	22,307	4,324
Income (loss) from equity method investments	57	1,030	(130)
Disposal of investments	(1,623)
Dividend received from equity method investment	(657)	(267)
Currency translation adjustment	(325)	303	(6)
Balance at the end of year	122,491	27,702	4,329
Available-for-Sale Securities/Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	4,279	5,274	12,831
Investments made/transfers from prepayments				$ 15,100
Disposal of investments			(5,000)
Unrealized loss		(995)	(2,557)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,803)
Balance at the end of year	$ 1,476	$ 4,279	5,274
Total carrying value of the equity securities
Impairment charged to net income			$ 4,800